Profit Share	9 Months Ended
Sep. 30, 2018
Profit Share [Abstract]
Profit Share

4. PROFIT SHARE

The following table indicates the total profit share earned and accrued during the three and nine months ended September 30, 2018 and 2017. Profit share earned (from Unitholders' redemptions) is credited to the New Profit Memo Account as defined in the Trust’s Declaration of Trust and Trust Agreement (the “Trust Agreement”).

	Three months ended:
	September 30,	September 30,
	2018	2017
Profit share earned	$-	$1,079
Reversal of profit share (1)	(532)	-
Profit share accrued	4,842	117,034
Total profit share	$4,310	$118,113

	Nine months ended:
	September 30,	September 30,
	2018	2017
Profit share earned	$-	$19,431
Profit share accrued	4,842	117,034
Total profit share	$4,842	$136,465

(1) On July 1st